Stock-based Compensation - Schedule of Stock Option Valuation Assumption (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Average risk-free rate of interest	1.85%	3.09%
Expected stock price volatility	81.77%	85.31%
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected term (years)	3 years 9 months	5 years
Maximum [Member]
Expected term (years)	5 years	6 years 2 months 30 days